Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Income Tax Rate	Presented hereunder are the income tax rates relevant to the Company’s Israeli subsidiary
2022 - 23%
2023 - 23%

Schedule of Deferred Income Taxes	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:
	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forward	$5,765	$3,200

Deferred tax asset before valuation allowance	1,275	727
Valuation allowance	(1,275)	(727)

Net deferred tax asset	$-	$-

Schedule of Reconciling Item Between the Statutory Tax Rate of the Company and the Effective Tax Rate	The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.
	Year ended December 31,
	2023	2022

Net loss, as reported in the consolidated statements of comprehensive loss	$1,284	$3,358
Statutory tax rate	21%	21%
Computed “expected” tax income	270	705
Valuation allowance	(270)	(705)

Taxes on income	$-	$-